11. Other income and expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Liabilities included in disposal groups classified as held for sale others
PIS and COFINS credit - exclusion of ICMS (VAT tax) from the basis of calculation		$ 1,514
Reimbursements from E&P partnership operations		912	480	331
Pension and medical benefits - retirees		889	(1,371)	(1,401)
Equalization of expenses - Production Individualization Agreements		701	2	(279)
Results on disposal/write-offs of assets and on remeasurement of investment retained with loss of control		499	6,046	416
Early termination and cash outflows revision of lease agreements		276	60
Amounts recovered from Lava Jato investigation		155	220	457
Fines imposed on suppliers		95	260	223
Unscheduled stoppages and pre-operating expenses		(1,441)	(1,321)	(1,282)
Voluntary Separation Plan - PDV		(1,017)	(198)	2
Losses with legal, administrative and arbitration proceedings		(493)	(1,520)	(2,283)
Variable compensation program	[1]	(439)	(643)	(265)
Gains / (losses) on decommissioning of returned/abandoned areas		(342)	(155)	621
Gains/(losses) with Commodities Derivatives		(308)	(370)	(416)
Reclassification of comprehensive income (loss) due to the disposal of equity-accounted investments		(43)	(34)
Profit sharing			(43)	(442)
Employee Career and Compensation Plan - PCR			(2)	(293)
Agreement with US Authorities				(895)
Others		40	(212)	(254)
Total		$ 998	$ 1,199	$ (5,760)

[1]	In 2020, it includes a US$ 84 reversal related to the provision recognized in 2019, and US$3 expense related to Directors variable compensation.